Share-based Compensation - HCML Share Based Compensation Expense (Details) - HCML Share Option Scheme - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation
Share-based compensation expense	$ 8,737,000	$ 7,173,000	$ 7,903,000
Unrecognized compensation cost	$ 19,350,000
Unrecognized compensation cost - weighted-average remaining service period (in years)	3 years 2 months 23 days
Research and development expenses
Share-based Compensation
Share-based compensation expense	$ 4,061,000	6,634,000	7,280,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	4,586,000	$ 539,000	$ 623,000
Cost of goods
Share-based Compensation
Share-based compensation expense	$ 90,000